RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Related Party Transactions
SCHEDULE OF ASSUMPTIONS TO ESTIMATE FAIR VALUE
	April 2, 2024	June 25, 2025
Time to expiration	1.91	1.76
Risk-free rate	4.7%	3.8%
Volatility	5.0%	4.1%
Dividend yield	0.0%	0.0%
Probability of completion of business combination	13.4%	11.8%

The fair value of the EBC Founder Shares was estimated as of April 2, 2024 and June 25, 2025. The Company used the following assumptions in estimating fair value using Level 3 inputs at the measurement dates:

	April 2, 2024	June 25, 2025
Time to expiration	1.91	1.76
Risk-free rate	4.7%	3.8%
Volatility	5.0%	4.1%
Dividend yield	0.0%	0.0%
Probability of completion of business combination	13.4%	11.8%